Share capital - Rio Tinto Limited - Summary of share capital (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Adjustment on currency translation	$ (171)	$ 193	$ 47
– Rio Tinto Limited
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares)	371,210	371,210	371,210
Number of issued and fully paid up share capital ending balance (in shares)	371,210	371,210	371,210
Issued and fully paid up share capital beginning balance	$ 3,060	$ 3,377	$ 3,330
Adjustment on currency translation	238	(317)	47
Issued and fully paid up share capital ending balance	$ 3,298	$ 3,060	$ 3,377
– Rio Tinto Limited | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only
– Rio Tinto Limited | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only